Common Stock and Stock-Based Awards - 2015 Employee Stock Purchase Plan - Additional Information (Details) - 2015 Employee Stock Purchase Plan [Member] - shares		12 Months Ended
	Jun. 16, 2015	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares of common stock reserved for issuance	365,000	2,266,512
Shares issued under ESPP	400,000	602,692
Percentage of common stock shares outstanding	1.00%
Percentage of eligible earning contributed toward semi-annual purchase of common stock		15.00%
Offering period under the plan		6 months
Percentage of purchase price with respect to each offering period		85.00%